CONCENTRATION OF RISK (Concentration of Credit Risk, Cash, Cash Equivalent, Restricted Cash, and Short-term Investments) (Details) - Concentration of Credit Risk [Member] - Cash, Cash Equivalents, Restricted Cash, and Short-term Investments [Member]
	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Maximum percentage of cash, cash equivalents, restricted cash, and short-term investments in any single financial institution	28.00%	27.00%
Mainland China [Member]
Concentration Risk [Line Items]
Percentage of cash, cash equivalents, restricted cash, and short-term investments held in financial institutions	49.00%	53.00%
Number of financial institutions	19	17
Hong Kong [Member]
Concentration Risk [Line Items]
Percentage of cash, cash equivalents, restricted cash, and short-term investments held in financial institutions	28.00%	27.00%
Number of financial institutions	4	4
Macao [Member]
Concentration Risk [Line Items]
Percentage of cash, cash equivalents, restricted cash, and short-term investments held in financial institutions	23.00%	20.00%
Number of financial institutions	1	1
New York [Member]
Concentration Risk [Line Items]
Number of financial institutions		1